Label	Element	Value
BNY Mellon Municipal Opportunities ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	BNY Mellon Municipal Opportunities ETF
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2027
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example reflects the fund's contractual fee waiver only for the term of the contractual fee waiver . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

BNY MELLON ETF TRUST II
BNY Mellon Municipal Opportunities ETF

Supplement to Current Summary Prospectus and Prospectus

Effective July 13, 2026, BNY Mellon ETF Investment Adviser, LLC (Adviser) has agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the fund's average daily net assets until December 31, 2027. Accordingly, the following information supersedes and replaces any contrary information contained in the sections “Fees and Expenses” in the fund’s summary prospectus and “Fund Summary – Fees and Expenses” in the fund’s prospectus:

BNY Mellon Municipal Opportunities ETF | BNY Mellon Municipal Opportunities ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%	[1],[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.54%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	168
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	297
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 672

[1]	On January 9, 2026, BNY Mellon Municipal Opportunities Fund (Predecessor Fund), a series of BNY Mellon Funds Trust, was reorganized into the fund (Reorganization). The fund commenced operations upon completion of the Reorganization and continues the operation of the Predecessor Fund. The "Annual Fund Operating Expenses" have been restated to reflect the fund's expected fees and expenses for the current fiscal year.
[2]	Includes estimated interest expense for the current fiscal year in the amount of 0.04% in connection with inverse floater securities.
[3]	The Adviser has contractually agreed to waive receipt of a portion of its management fee in the amount of 0.05% of the value of the fund’s average daily net assets until December 31, 2027. Prior to December 31, 2027, this fee waiver may only be terminated by the fund’s board. On or after December 31, 2027, the Adviser may terminate this fee waiver at any time.